UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025 – March 31, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%

How did the Fund perform in the last six months?

The one thing that remains clear in this environment is that increased levels of volatility will likely persist. Volatility is likely to permeate across inflation, the economy, politics and is likely to greatly affect financial markets as well. The broad market’s strong return in the fourth quarter of 2025 compared to its roughly 4% decline in the first quarter reflects this volatility. The SociallyResponsible strategy outperformed the broad market during this volatility and generated positive returns in an overall down period.

The largest source of relative outperformance was in the IT sector whereby the Fund’s holdings produced positive returns in the period while the Morningstar US Market TR Index holdings declined. The Fund’s relative performance was further aided by the high concentration of IT stocks in the benchmark, which represent over 30%, while the Fund holds approximately 11%, given IT was one of the worst performing sectors for the benchmark in the period.

The strongest absolute contributors for both the value benchmark and the SociallyResponsible sectors came from the energy sector. The energy sector contribution to GDP is approximately 8% per year on average and having no representation of such a large contribution to the economy unnecessarily narrows diversification opportunities. Carefully curated companies provide a great benefit to the strategy without owning some of the more egregious environmental offenders. Companies like Texas Pacific Land Corporation, which is a real estate holding company that leases its property to a number of different companies. Texas Pacific was the top performing company in the strategy and most of its approximate 65% return in the first quarter came before the increases in the price of oil as investors recognized that Texas Pacific would benefit from having its land available for data centers collocated near energy sources with both energy and water rights, ideal for the current building boom in A.I.

In the communication sector, Verizon, a new holding for the quarter, and AT&T helped generate positive returns despite negative benchmark contribution. Both companies languished last year as the A.I. frenzy left these “boring” companies behind, yet what investors don’t realize is that without these companies, the A.I. boom has no legs to stand on. Verizon, which was initiated in the quarter, has a dividend yield in excess of 5% and is well covered by its earnings – a stable ballast for these volatile markets. Should Verizon experience a pull-back in the price of its shares we are likely to continue to build our position. Both AT&T and Verizon contributed positively to returns in the quarter and we believe they are likely to continue to provide stability for the strategy in this volatile market.

In healthcare, our holdings in Avantor and Solventum were mostly responsible for the relative underperformance. Solventum, recently spun out of 3M, continues to transition into a stand-alone company. It recently completed the divestiture of its purification and filtration business which allowed it to pay down nearly 1/3 of its debt, while it temporarily carries higher separation costs. The mixed results pressured the price of its shares in the quarter but we believe these to be temporary in nature and maintain our holdings in Solventum. Some of the weakness from Solventum and Avantor were offset by our holding in Royal Philips, which we sold out of in the period for a strong gain.

Building a portfolio of companies that have been neglected by years of the markets’ near-singular focus on a small group of technology giants has produced a great opportunity for investors in the SociallyResponsible fund. Owning companies whose fundamentals appear mispriced provides us with confidence navigating in what we believe are going to be volatile markets going forward.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Total Return Based on a $10,000 Investment

Table Summary
Date	Institutional ClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,314	$10,260	$10,436
09/30/16	$10,917	$10,696	$10,670
12/31/16	$11,530	$11,124	$11,496
03/31/17	$11,881	$11,781	$11,784
06/30/17	$11,927	$12,143	$11,838
09/30/17	$12,465	$12,692	$12,417
12/31/17	$13,458	$13,512	$13,230
03/31/18	$13,004	$13,429	$12,816
06/30/18	$13,290	$13,928	$12,875
09/30/18	$14,044	$14,933	$13,770
12/31/18	$11,752	$12,830	$12,449
03/31/19	$13,162	$14,638	$13,734
06/30/19	$13,731	$15,252	$14,161
09/30/19	$13,804	$15,447	$14,613
12/31/19	$14,873	$16,836	$15,649
03/31/20	$10,341	$13,373	$11,721
06/30/20	$12,094	$16,313	$13,180
09/30/20	$12,871	$17,820	$13,569
12/31/20	$15,502	$20,354	$15,552
03/31/21	$17,621	$21,578	$17,127
06/30/21	$18,725	$23,383	$17,782
09/30/21	$18,419	$23,391	$17,557
12/31/21	$19,670	$25,603	$18,894
03/31/22	$20,035	$24,239	$19,203
06/30/22	$17,616	$20,155	$17,637
09/30/22	$17,207	$19,232	$16,386
12/31/22	$19,528	$20,628	$18,944
03/31/23	$19,804	$22,154	$19,080
06/30/23	$20,252	$24,036	$19,854
09/30/23	$20,149	$23,270	$19,612
12/31/23	$22,010	$26,082	$21,184
03/31/24	$23,775	$28,751	$23,067
06/30/24	$23,796	$29,751	$22,932
09/30/24	$25,733	$31,555	$24,921
12/31/24	$25,221	$32,365	$24,296
03/31/25	$25,539	$30,865	$25,740
06/30/25	$26,158	$34,303	$25,971
09/30/25	$27,430	$37,080	$27,572
12/31/25	$27,570	$37,979	$28,714
03/31/26	$27,776	$36,391	$29,393
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	8.76%	9.53%	10.76%
Morningstar US Market TR Index	17.90%	11.02%	13.79%
Morningstar US Large Value TR Index	14.19%	11.41%	11.38%
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$26,362,999
# of Portfolio Holdings	52
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived)	$21,992

Top Ten Holdings

(% total investments)

Table Summary
Kontoor Brands, Inc.	4.05%
Texas Pacific Land Corp.	4.01%
W R Berkley Corp.	3.83%
Kinder Morgan, Inc.	3.29%
Healthcare Realty Trust, Inc. REIT	3.27%
AT&T, Inc.	3.23%
CME Group, Inc.	3.21%
Medtronic PLC	3.21%
American Express Co.	3.17%
NIKE, Inc., Class B	3.13%

* excluding cash equivalents

Sector Weightings

(% total investments)

Utilities
1.6%
Transportation
1.7%
Basic Materials
4.7%
Real Estate
4.9%
Communication Services
5.0%
Consumer Staples
6.4%
Capital Goods / Industrials
7.3%
Consumer Discretionary
8.2%
Energy
8.7%
Technology
12.0%
Health Care
17.9%
Financials
21.6%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Financials	21.6%
Health Care	17.9%
Technology	12.0%
Energy	8.7%
Consumer Discretionary	8.2%
Capital Goods / Industrials	7.3%
Consumer Staples	6.4%
Communication Services	5.0%
Real Estate	4.9%
Basic Materials	4.7%
Transportation	1.7%
Utilities	1.6%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2026

217S-BVSIX-26

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%

How did the Fund perform in the last six months?

With concentration comes risk and our benchmark proved this to be the case over the last six months ending in March. Baywood ValuePlus was underweight to the Morningstar US Market Index in the following sectors: communications, consumer discretionary and technology. It is worth noting that those three sectors house the “Magnificient 7” which generally has the effect of crowding out every other economic sector. As a result of such benchmark concentration, by being active, ValuePlus is commensurately overweight in everything else (Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Real Estate and Utilities). The strategy’s outperformance in the period was in part related to what we owned but also related to what we did not own. ValuePlus had approximately half of the benchmark weight in communications and our positions increased about 7% versus flat for the benchmark. ValuePlus had a mere fourth of the benchmark’s technology exposure with the companies held by the Fund also declining less than those of the benchmark. Those two differences in and of themselves contributed over 2% to the strategy’s excess returns.

In terms of relative overweights, ValuePlus had approximately 50% greater exposure to healthcare compared with our benchmark; this contributed an additional 1% to excess returns. We were also overweight financials, energy and utilities, all of which contributed approximately 3% to excess returns in the period. While we were generally equal weight in industrials, our higher exposure to aerospace was another noteworthy contributor.

The two sectors worth mentioning due to their detraction from overall relative returns were consumer staples and materials. Within consumer staples, Diageo was the culprit while in materials, it was Graphic Packaging. Even in sectors in which we outperformed, there were some notable laggards: Kinder Morgan in energy, Corebridge in financials, Medtronic in healthcare and 3M in industrials. Yet that is the attraction of having an actively managed yet diversified portfolio. Not all companies behave in a similar fashion. We have what can be viewed as natural hedges in the portfolio from a true diversification standpoint. We cannot say that nearly half of our exposure is directly tied to AI and hyper-scaler growth. Nor would we want to. Not only do we have a more balanced exposure across economic sectors but exposure within sectors is also greater. For example, in healthcare we have exposure to a few select pharmaceuticals companies but also have exposure to medical equipment. In financials, we have exposure to lending institutions but also to insurance companies and exchanges, companies which behave very differently from one another. Within industrials, we have exposure to pro-cyclical companies but also to those not prone to economic weakness.

We report to you on a semi-annual basis. Our objectives are longer term and aim to capture mis-pricings in established companies that are temporary in nature. The companies we seek tend to reward shareholders in the form of dividends and also buybacks to a greater extent than the broad market. Since the composite’s inception in 1989, the strategy has outperformed both value and broad market benchmarks while exhibiting lower risk than the market. The Fund is managed using the same disciplined investment process that has guided the strategy for nearly four decades.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com or ask us any questions at info@skba.com.

Total Return Based on a $10,000 Investment

Table Summary
Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,409	$10,260	$10,436
09/30/16	$10,821	$10,696	$10,670
12/31/16	$11,563	$11,124	$11,496
03/31/17	$11,779	$11,781	$11,784
06/30/17	$11,901	$12,143	$11,838
09/30/17	$12,509	$12,692	$12,417
12/31/17	$13,428	$13,512	$13,230
03/31/18	$13,316	$13,429	$12,816
06/30/18	$13,532	$13,928	$12,875
09/30/18	$14,080	$14,933	$13,770
12/31/18	$12,056	$12,830	$12,449
03/31/19	$13,336	$14,638	$13,734
06/30/19	$13,672	$15,252	$14,161
09/30/19	$13,862	$15,447	$14,613
12/31/19	$14,893	$16,836	$15,649
03/31/20	$10,404	$13,373	$11,721
06/30/20	$12,295	$16,313	$13,180
09/30/20	$12,646	$17,820	$13,569
12/31/20	$14,971	$20,354	$15,552
03/31/21	$16,637	$21,578	$17,127
06/30/21	$17,525	$23,383	$17,782
09/30/21	$17,299	$23,391	$17,557
12/31/21	$18,266	$25,603	$18,894
03/31/22	$19,290	$24,239	$19,203
06/30/22	$17,493	$20,155	$17,637
09/30/22	$16,578	$19,232	$16,386
12/31/22	$19,038	$20,628	$18,944
03/31/23	$19,025	$22,154	$19,080
06/30/23	$19,530	$24,036	$19,854
09/30/23	$19,231	$23,270	$19,612
12/31/23	$21,189	$26,082	$21,184
03/31/24	$22,900	$28,751	$23,067
06/30/24	$22,471	$29,751	$22,932
09/30/24	$24,512	$31,555	$24,921
12/31/24	$23,920	$32,365	$24,296
03/31/25	$24,888	$30,865	$25,740
06/30/25	$25,755	$34,303	$25,971
09/30/25	$26,699	$37,080	$27,572
12/31/25	$26,832	$37,979	$28,714
03/31/26	$27,947	$36,391	$29,393

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Class	12.29%	10.93%	10.82%
Morningstar US Market TR Index	17.90%	11.02%	13.79%
Morningstar US Large Value TR Index	14.19%	11.41%	11.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$5,803,640
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(64,065)

Top Ten Holdings

(% total investments)

Table Summary
Medtronic PLC	4.00%
AT&T, Inc.	3.62%
RTX Corp.	3.31%
Kontoor Brands, Inc.	3.31%
Kinder Morgan, Inc.	3.28%
Chevron Corp.	3.03%
CME Group, Inc.	2.99%
ConocoPhillips	2.98%
NIKE, Inc., Class B	2.96%
The Hershey Co.	2.82%

* excluding cash equivalents

Sector Weightings

(% total investments)

Transportation
1.6%
Utilities
4.1%
Basic Materials
4.4%
Communication Services
5.3%
Real Estate
6.7%
Consumer Staples
8.0%
Technology
8.0%
Consumer Discretionary
9.2%
Capital Goods / Industrials
9.3%
Energy
11.4%
Health Care
15.0%
Financials
17.0%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Financials	17.0%
Health Care	15.0%
Energy	11.4%
Capital Goods / Industrials	9.3%
Consumer Discretionary	9.2%
Technology	8.0%
Consumer Staples	8.0%
Real Estate	6.7%
Communication Services	5.3%
Basic Materials	4.4%
Utilities	4.1%
Transportation	1.6%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Semi-Annual Shareholder Report - March 31, 2026

217S-BVPIX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Semi Annual Financials and Other Information
March 31, 2026
(Unaudited)
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.3%
Basic Materials - 4.2%
400 Air Products and Chemicals, Inc. $ 116,196
5,600 Graphic Packaging Holding Co. 55,664
350 Packaging Corp. of America 74,277
246,137
Capital Goods / Industrials - 8.8%
950 3M Co. 137,969
400 L3Harris Technologies, Inc. 138,060
60 Parker-Hannifin Corp. 53,714
950 RTX Corp. 183,255
512,998
Communication Services - 5.0%
6,900 AT&T, Inc. 200,031
1,850 Verizon Communications, Inc. 92,870
292,901
Consumer Discretionary - 8.8%
350 Darden Restaurants, Inc. 68,614
1,000 Hasbro, Inc. 93,600
2,600 Kontoor Brands, Inc. 182,754
3,100 NIKE, Inc., Class B 163,742
508,710
Consumer Staples - 7.6%
1,270 Diageo PLC, ADR 94,552
650 Ingredion, Inc. 73,229
3,200 Kenvue, Inc. 55,168
400 PepsiCo., Inc. 62,116
750 The Hershey Co. 155,917
440,982
Energy - 10.9%
810 Chevron Corp. 167,589
1,250 ConocoPhillips 165,000
5,400 Kinder Morgan, Inc. 181,062
650 Phillips 66 118,417
632,068
Financials - 16.2%
1,100 American International Group, Inc. 82,775
1,000 Brookfield Asset Management, Ltd.,
Class A 44,450
1,100 Citigroup, Inc. 124,751
560 CME Group, Inc. 165,396
2,800 Corebridge Financial, Inc. 66,808
1,100 MetLife, Inc. 77,792
3,000 Radian Group, Inc. 99,240
2,100 Truist Financial Corp. 96,537
1,500 U.S. Bancorp 78,015
1,300 Wells Fargo & Co. 103,493
939,257
Health Care - 14.4%
290 Amgen, Inc. 102,036
850 Becton Dickinson & Co. 133,646
230 Cardinal Health, Inc. 48,601
8,600 DENTSPLY SIRONA, Inc. 99,760
2,550 Medtronic PLC 220,958
1,100 Merck & Co., Inc. 132,319
3,400 Pfizer, Inc. 95,472
832,792
Real Estate - 6.4%
8,500 Healthcare Realty Trust, Inc. REIT 144,415
1,104 Realty Income Corp. REIT 67,543
2,600 VICI Properties, Inc. REIT 71,032
3,500 Weyerhaeuser Co. REIT 85,505
368,495
Shares Security Description Value
Technology - 7.6%
1,200 Cisco Systems, Inc. $ 93,108
430 International Business Machines Corp. 104,227
700 NetApp, Inc. 71,673
480 NXP Semiconductors NV 94,493
400 Texas Instruments, Inc. 77,656
441,157
Transportation - 1.5%
360 Union Pacific Corp. 87,343
Utilities - 3.9%
800 American Electric Power Co., Inc. 104,864
1,200 Pinnacle West Capital Corp. 120,900
225,764
Total Common Stock (Cost $4,112,126) 5,528,604
Shares Security Description Value
Money Market Fund - 4.2%
246,654 First American Government Obligations
Fund, Class X, 3.58%
(a)
(Cost $246,654) 246,654
Investments, at value - 99.5% (Cost $4,358,780) $ 5,775,258
Other Assets & Liabilities, Net - 0.5% 28,382
Net Assets - 100.0% $ 5,803,640
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,775,258
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,775,258

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $4,358,780) $ 5,775,258
Receivables:
Fund shares sold 24,234
Dividends 8,216
From investment advisor 11,079
Prepaid expenses 17,163
Total Assets
5,835,950
LIABILITIES
Payables:
Fund shares redeemed 9,508
Accrued Liabilities:
Trustees’ fees and expenses 11
Fund services fees 4,998
Other expenses 17,793
Total Liabilities
32,310
NET ASSETS
$ 5,803,640
COMPONENTS OF NET ASSETS
Paid-in capital $ 4,124,083
Distributable Earnings 1,679,557
NET ASSETS
$ 5,803,640
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 248,051
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 23.40

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $287) $ 91,667
Total Investment Income
91,667
EXPENSES
Investment advisor fees 14,000
Fund services fees 28,020
Transfer agent fees 10,018
Custodian fees 2,613
Registration fees 10,904
Professional fees 17,579
Trustees' fees and expenses 4,075
Other expenses 21,165
Total Expenses 108,374
Fees waived and expenses reimbursed
(88,773)
Net Expenses
19,601
NET INVESTMENT INCOME
72,066
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 229,793
Net change in unrealized appreciation (depreciation) on investments
(47,829)
NET REALIZED AND UNREALIZED GAIN
181,964
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 254,030

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2026
For the Year
Ended
September 30,
2025
OPERATIONS
Net investment income $ 72,066 $ 133,440
Net realized gain 229,793 291,296
Net change in unrealized appreciation (depreciation) (47,829) 3,233
Increase in Net Assets Resulting from Operations
254,030 427,969
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(356,722) (257,268)
CAPITAL SHARE TRANSACTIONS
Sale of shares 151,745 397,712
Reinvestment of distributions 356,029 256,114
Redemption of shares
(90,862) (368,928)
Increase in Net Assets from Capital Share Transactions
416,912 284,898
Increase in Net Assets
314,220 455,599
NET ASSETS
Beginning of Period
5,489,420 5,033,821
End of Period
$ 5,803,640 $ 5,489,420
SHARE TRANSACTIONS
Sale of shares 6,462 17,914
Reinvestment of distributions 15,580 11,332
Redemption of shares
(3,940) (17,697)
Increase in Shares
18,102 11,549

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2026
For the Years Ended September 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 23.87 $ 23.05 $ 19.11 $ 17.31 $ 20.03 $ 14.96
INVESTMENT OPERATIONS
Net investment income (a) 0.30 0.59 0.60 0.60 0.55 0.45
Net realized and unrealized gain
(loss)
0.76 1.38 4.49 2.17 (1.26) 5.04
Total from Investment Operations
1.06 1.97 5.09 2.77 (0.71) 5.49
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.53) (0.56) (0.59) (0.49) (0.42)
Net realized gain
(1.25) (0.62) (0.59) (0.38) (1.52) –
Total Distributions to Shareholders
(1.53) (1.15) (1.15) (0.97) (2.01) (0.42)
NET ASSET VALUE, End of Period
$ 23.40 $ 23.87 $ 23.05 $ 19.11 $ 17.31 $ 20.03
TOTAL RETURN
4.68%(b) 8.92% 27.46% 16.00% (4.16)% 36.80%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 5,804 $ 5,489 $ 5,034 $ 3,920 $ 3,234 $ 3,389
Ratios to Average Net Assets:
Net investment income 2.57%(c) 2.60% 2.84% 3.08% 2.77% 2.39%
Net expenses 0.70%(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (d) 3.87%(c) 4.10% 4.57% 4.75% 5.19% 5.66%
PORTFOLIO TURNOVER RATE 14%(b) 30% 22% 28% 48% 35%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock.and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 94.2%
Basic Materials - 4.4%
2,100 Air Products and Chemicals, Inc. $ 610,029
27,500 Graphic Packaging Holding Co. 273,350
1,300 Packaging Corp. of America 275,886
1,159,265
Capital Goods / Industrials - 6.8%
4,100 3M Co. 595,443
98,500 Clarivate PLC
(a)
249,205
700 Cummins, Inc. 376,614
4,900 nVent Electric PLC 579,572
1,800,834
Communication Services - 4.8%
900 Alphabet, Inc., Class A 258,804
27,700 AT&T, Inc. 803,023
3,800 Verizon Communications, Inc. 190,760
1,252,587
Consumer Discretionary - 7.8%
2,800 Hasbro, Inc. 262,080
14,300 Kontoor Brands, Inc. 1,005,147
14,700 NIKE, Inc., Class B 776,454
2,043,681
Consumer Staples - 6.0%
30,600 Kenvue, Inc. 527,544
5,100 Mondelez International, Inc., Class A 293,964
1,200 PepsiCo., Inc. 186,348
2,800 The Hershey Co. 582,092
1,589,948
Energy - 8.2%
6,800 Devon Energy Corp. 342,176
24,400 Kinder Morgan, Inc. 818,132
2,100 Texas Pacific Land Corp. 996,576
2,156,884
Financials - 20.3%
2,600 American Express Co. 786,448
6,100 American International Group, Inc. 459,025
1,600 Berkshire Hathaway, Inc., Class B
(a)
766,720
7,462 Brookfield Corp. 301,987
1,000 Cboe Global Markets, Inc. 281,070
2,700 CME Group, Inc. 797,445
12,800 Corebridge Financial, Inc. 305,408
2,800 Interactive Brokers Group, Inc. 187,796
5,900 Truist Financial Corp. 271,223
4,900 U.S. Bancorp 254,849
14,350 W R Berkley Corp. 951,118
5,363,089
Health Care - 16.9%
3,150 AstraZeneca PLC 621,243
36,100 Avantor, Inc.
(a)
283,024
4,100 Becton Dickinson & Co. 644,643
34,600 DENTSPLY SIRONA, Inc. 401,360
1,850 Labcorp Holdings, Inc. 493,599
9,200 Medtronic PLC 797,180
1,800 Merck & Co., Inc. 216,522
600 Regeneron Pharmaceuticals, Inc. 463,584
8,200 Solventum Corp.
(a)
535,460
4,456,615
Real Estate - 4.6%
47,700 Healthcare Realty Trust, Inc. REIT 810,423
16,800 Weyerhaeuser Co. REIT 410,424
1,220,847
Technology - 11.3%
1,500 Adobe, Inc.
(a)
364,620
6,300 Cisco Systems, Inc. 488,817
1,500 Coherent Corp.
(a)
357,315
Shares Security Description Value
Technology - 11.3% (continued)
5,600 Intel Corp.
(a)
$ 247,128
2,200 International Business Machines Corp. 533,258
3,200 NetApp, Inc. 327,648
3,400 NXP Semiconductors NV 669,324
2,988,110
Transportation - 1.6%
1,700 Union Pacific Corp. 412,454
Utilities - 1.5%
3,400 WEC Energy Group, Inc. 393,618
Total Common Stock (Cost $21,980,803) 24,837,932
Shares Security Description Value
Money Market Fund - 5.4%
1,423,801 First American Government Obligations
Fund, Class X, 3.58%
(b)
(Cost $1,423,801) 1,423,801
Investments, at value - 99.6% (Cost $23,404,604) $ 26,261,733
Other Assets & Liabilities, Net - 0.4% 101,266
Net Assets - 100.0% $ 26,362,999
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 26,261,733
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 26,261,733

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $23,404,604) $ 26,261,733
Receivables:
Fund shares sold 78,106
Dividends 33,144
Reclaims 444
Prepaid expenses 16,147
Total Assets
26,389,574
LIABILITIES
Payables:
Fund shares redeemed 25
Accrued Liabilities:
Investment advisor fees 4,184
Trustees’ fees and expenses 51
Fund services fees 5,965
Other expenses 16,350
Total Liabilities
26,575
NET ASSETS
$ 26,362,999
COMPONENTS OF NET ASSETS
Paid-in capital $ 22,247,377
Distributable Earnings 4,115,622
NET ASSETS
$ 26,362,999
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,479,333
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 17.82

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,180) $ 328,575
Total Investment Income
328,575
EXPENSES
Investment advisor fees 93,410
Fund services fees 35,036
Transfer agent fees 9,961
Custodian fees 2,595
Registration fees 10,915
Professional fees 18,768
Trustees' fees and expenses 5,198
Other expenses 24,948
Total Expenses 200,831
Fees waived
(82,067)
Net Expenses
118,764
NET INVESTMENT INCOME
209,811
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 1,339,930
Net change in unrealized appreciation (depreciation) on investments
(1,200,651)
NET REALIZED AND UNREALIZED GAIN
139,279
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 349,090

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2026
For the Year
Ended
September 30,
2025
OPERATIONS
Net investment income $ 209,811 $ 285,758
Net realized gain 1,339,930 470,757
Net change in unrealized appreciation (depreciation) (1,200,651) 595,523
Increase in Net Assets Resulting from Operations
349,090 1,352,038
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(806,846) (463,976)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,534,599 16,850,159
Reinvestment of distributions 798,994 454,435
Redemption of shares
(1,554,423) (1,199,402)
Increase in Net Assets from Capital Share Transactions
779,170 16,105,192
Increase in Net Assets
321,414 16,993,254
NET ASSETS
Beginning of Period
26,041,585 9,048,331
End of Period
$ 26,362,999 $ 26,041,585
SHARE TRANSACTIONS
Sale of shares 84,632 967,057
Reinvestment of distributions 44,414 26,109
Redemption of shares
(85,559) (69,221)
Increase in Shares
43,487 923,945

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2026
For the Years Ended September 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 18.14 $ 17.68 $ 14.39 $ 12.80 $ 14.32 $ 10.18
INVESTMENT OPERATIONS
Net investment income (a) 0.14 0.29 0.29 0.27 0.25 0.18
Net realized and unrealized gain
(loss)
0.09 0.84 3.60 1.91 (1.14) 4.19
Total from Investment Operations
0.23 1.13 3.89 2.18 (0.89) 4.37
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.12) (0.22) (0.26) (0.27) (0.21) (0.14)
Net realized gain
(0.43) (0.45) (0.34) (0.32) (0.42) (0.09)
Total Distributions to Shareholders
(0.55) (0.67) (0.60) (0.59) (0.63) (0.23)
NET ASSET VALUE, End of Period
$ 17.82 $ 18.14 $ 17.68 $ 14.39 $ 12.80 $ 14.32
TOTAL RETURN
1.26%(b) 6.59% 27.72% 17.10% (6.58)% 43.10%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 26,363 $ 26,042 $ 9,048 $ 6,981 $ 6,536 $ 6,766
Ratios to Average Net Assets:
Net investment income 1.57%(c) 1.71% 1.81% 1.88% 1.73% 1.31%
Net expenses 0.89%(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (d) 1.50%(c) 1.91% 3.03% 3.12% 3.17% 3.76%
PORTFOLIO TURNOVER RATE 13%(b) 15% 23% 25% 22% 15%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-
to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the management committee of SKBA Capital Management, LLC, the Funds' Advisor, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board.
Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the
U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2026, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, each
Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services.
The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services and administration fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust.
The Audit Committee Chairman receives an additional $2,000 annually. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of
Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2027, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2027, for Baywood Socially Responsible Fund.
Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the period ended March 31, 2026, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2026, $449,747 and $443,436 in the
Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2026, were as follows:
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 14,000 $ 64,065 $ 10,708 $ 88,773
Baywood Socially Responsible Fund 71,418 - 10,649 82,067

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

Note 6. Federal Income Tax
As of March 31, 2026 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of September 30, 2025, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITs and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Purchases Sales
Baywood Value Plus Fund $ 1,053,509 $ 730,369
Baywood Socially Responsible Fund 3,356,917 3,273,543
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 1,512,548 $ (96,070) $ 1,416,478
Baywood Socially Responsible Fund 4,598,811 (1,741,682) 2,857,129
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Net Unrealized
Appreciation Total
Baywood Value Plus Fund $ 3,729 $ 288,894 $ 1,489,626 $ 1,782,249
Baywood Socially Responsible Fund 13,678 489,331 4,070,369 4,573,378

Baywood Funds
OTHER INFORMATION
March 31, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-SAR-0326

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 18, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 18, 2026